Earnings per share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Schedule of Earnings per Share

	2024	2023	2022
Profit from operations attributable to equity holders of the parent	92,340	226,291	108,138
Weighted average number of shares in issue (thousands)	102,604	107,092	110,079
Basic earnings per share	0.900	2.113	0.982

	2024	2023	2022
Profit from operations attributable to equity holders of the parent	92,340	226,291	108,138
Weighted average number of shares in issue (thousands)	102,604	107,092	110,079
Adjustments for:
- Employee share options and restricted units (thousands)	465	401	361
Weighted average number of shares for diluted earnings per share (thousands)	103,069	107,493	110,440
Diluted earnings per share	0.896	2.105	0.979